INVESTMENTS - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	$ 5,289	$ 5,108
All Other Corporate Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	4,848	4,772
Money Market Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	441	336
Fair Value Inputs Level2 [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	5,289	5,108
Fair Value Inputs Level2 [Member] | All Other Corporate Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	4,848	4,772
Fair Value Inputs Level2 [Member] | Money Market Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	$ 441	$ 336